OFF-BALANCE SHEET RISK (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Undisbursed Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 71,882
Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 1,254